American Century Mutual Funds, Inc | ULTRA FUND
Ultra® Fund
Investment Objective
The fund seeks long-term capital growth.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 13 of the fund’s prospectus, Appendix A of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - American Century Mutual Funds, Inc - ULTRA FUND - USD ($)	INVESTOR CLASS	I CLASS	Y CLASS	A CLASS		C CLASS	R CLASS	R5 CLASS	R6 CLASS	G CLASS
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	none	none	none	5.75%		none	none	none	none	none
Maximum Deferred Sales Charge (as a percentage)	none	none	none	none	[1]	1.00%	none	none	none	none
Maximum Account Fee	$ 25	none	none	none		none	none	none	none	none
[1]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - American Century Mutual Funds, Inc - ULTRA FUND		INVESTOR CLASS	I CLASS	Y CLASS	A CLASS	C CLASS	R CLASS	R5 CLASS	R6 CLASS	G CLASS
Management Fees (as a percentage of Assets)		0.97%	0.77%	0.62%	0.97%	0.97%	0.97%	0.77%	0.62%	0.62%
Distribution and Service (12b-1) Fees		none	none	none	0.25%	1.00%	0.50%	none	none	none
Other Expenses (as a percentage of Assets):		none	none	none	none	none	none	none	none	none
Expenses (as a percentage of Assets)		0.97%	0.77%	0.62%	1.22%	1.97%	1.47%	0.77%	0.62%	0.62%
Fee Waiver or Reimbursement	[1]									(0.62%)
Net Expenses (as a percentage of Assets)		0.97%	0.77%	0.62%	1.22%	1.97%	1.47%	0.77%	0.62%	none
[1]	The advisor has agreed to waive the G Class’s management fee in its entirety. The advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above. You may be required to pay brokerage commissions on your purchases of Investor, I or Y Class shares of the fund, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - American Century Mutual Funds, Inc - ULTRA FUND - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
INVESTOR CLASS	99	310	537	1,190
I CLASS	79	246	428	955
Y CLASS	63	199	346	775
A CLASS	692	941	1,207	1,967
C CLASS	200	619	1,063	2,293
R CLASS	150	466	803	1,756
R5 CLASS	79	246	428	955
R6 CLASS	63	199	346	775
G CLASS	none	none	none	none

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 17% of the average value of its portfolio.

Principal Investment Strategies
The portfolio managers look for stocks of companies they believe will increase in value over time. The portfolio managers make their investment decisions based primarily on their analysis of individual companies, rather than on broad economic forecasts. Management of the fund is based on the belief that, over the long term, stock price movements follow growth in earnings, revenues and/or cash flow.
The portfolio managers use a variety of analytical research tools and techniques to identify the stocks of larger-sized companies that meet their investment criteria. Under normal market conditions, the portfolio managers seek securities of companies whose earnings or revenues are not only growing, but growing at an accelerated pace. This includes companies whose growth rates, although still negative, are less negative than prior periods, and companies whose growth rates are expected to accelerate. Among other variables, the portfolio managers will consider the fund’s growth and momentum profile relative to the benchmark. Other analytical techniques help identify additional signs of business improvement, such as increasing cash flows, or other indications of the relative strength of a company’s business. In addition to accelerating growth and other signs of business improvement, the fund also considers companies demonstrating price strength relative to their peers. This means that the portfolio managers favor companies whose securities are the strongest performers compared to the overall market. These techniques help the portfolio managers buy or hold the stocks of companies they believe have favorable growth prospects and sell the stocks of companies whose characteristics no longer meet their criteria.
Although the portfolio managers intend to invest the fund’s assets primarily in U.S. securities, the fund may invest in securities of foreign companies when these securities meet the portfolio managers’ standards of selection.
The fund may write covered calls on a portion of the fund’s holdings in common stock when the portfolio managers believe call premiums are attractive relative to the price of the underlying security.

Principal Risks

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Growth Stocks — Investments in growth stocks may be more volatile than other stocks and the overall stock market. These stocks are typically priced higher than other stocks because of their growth potential, which may or may not be realized.

•
Style Risk — If at any time the market is not favoring the fund’s growth investment style, the fund’s gains may not be as big as, or its losses may be bigger than, those of other equity funds using different investment styles.

•	Market Risk — The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.

•	Price Volatility — The value of the fund’s shares may fluctuate significantly in the short term.

•
Foreign Securities — The fund may invest in foreign securities, which can be riskier than investing in U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities.

•	Covered Call Risk — Writing covered calls may limit the fund’s ability to participate in price increases of the underlying securities and could lower the fund’s return.

•	Principal Loss — At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. Because the G Class does not have investment performance for a full calendar year, it is not included. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Calendar Year Total Returns

(1Q 2012): 15.53% Lowest Performance Quarter (4Q 2018): -16.62% As of June 30, 2019, the most recent calendar quarter end, the fund’s Investor Class year-to-date return was 20.60%.
Average Annual Total ReturnsFor the calendar year ended December 31, 2018
Average Annual Total Returns - American Century Mutual Funds, Inc - ULTRA FUND		Label	1 Year	5 Years	10 Years	Since Inception	Inception Date
Russell 1000 Growth Index		Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	(1.51%)	10.40%	15.28%
S&P 500 Index		S&P 500® Index (reflects no deduction for fees, expenses or taxes)	(4.38%)	8.49%	13.11%
INVESTOR CLASS		Investor Class Return Before Taxes	0.66%	10.08%	14.96%		Nov. 02, 1981
INVESTOR CLASS | After Taxes on Distributions		Return After Taxes on Distributions	(1.14%)	8.50%	14.00%		Nov. 02, 1981
INVESTOR CLASS | After Taxes on Distributions and Sales		Return After Taxes on Distributions and Sale of Fund Shares	1.71%	7.80%	12.55%		Nov. 02, 1981
I CLASS		I Class Return Before Taxes	0.86%	10.30%	15.19%		Nov. 14, 1996
Y CLASS	[1]	Y Class1 Return Before Taxes	1.00%	10.47%		12.64%	Apr. 10, 2017
A CLASS		A Class Return Before Taxes	(5.37%)	8.51%	14.00%		Oct. 02, 1996
C CLASS		C Class Return Before Taxes	(0.32%)	8.99%	13.83%		Oct. 29, 2001
R CLASS		R Class Return Before Taxes	0.16%	9.54%	14.39%		Aug. 29, 2003
R5 CLASS	[2]	R5 Class2 Return Before Taxes	0.86%	10.30%	15.19%		Apr. 10, 2017
R6 CLASS		R6 Class Return Before Taxes	1.00%	10.47%		12.64%	Jul. 26, 2013
[1]	Historical performance for the Y Class prior to its inception is based on the performance of R6 Class shares, which have the same expenses as the Y Class shares. Since inception performance for the Y Class is based on the R6 Class inception date.
[2]	Historical performance for the R5 Class prior to its inception is based on the performance of I Class shares, which have the same expenses as the R5 Class shares.

The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.